UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2000


Check here if Amendment [X]; Amendment Number: 2

     This Amendment (Check only one.):  [_]    is a restatement.
                                        [X]    adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED ON 8/11/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners, LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

/s/ James E. Buck, II            Greenwich, Connecticut        February 26, 2000
------------------------         ----------------------        -----------------
       [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                         0
                                                 -----------

Form 13F Information Table Entry Total:                   11
                                                 -----------

Form 13F Information Table Value Total:              159,402
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None

--------------------------------------------------------------------------------
          Form 13F INFORMATION TABLE - MILTON ARBITRAGE PARTNERS LLC -
                       POSITIONS FOR QUARTER ENDED 6/30/00
--------------------------------------------------------------------------------

                                                               VALUE    SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP    x($1,000)  PRN AMT PRN CALL  DISCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------    --------------   --------- ---------  ------- --- ----  -------- --------  ------  ------   ----
BESTFOODS INC                      COMMON STOCK    08658U101   29,320  423,400  SH         SOLE              423,400


E TOWN CORP                        COMMON STOCK    269242103   11,015  165,800  SH         SOLE              165,800


EASTERN                            COMMON STOCK    27637F100   19,023  306,700  SH         SOLE              306,700
ENTERPRISES

HAVEN BANCORP                      COMMON STOCK    419352109    1,429   77,000  SH         SOLE
INC                                                                                                           77,000

KEYSTONE                           COMMON STOCK    493482103   18,577  874,200  SH         SOLE              874,200
FINANCIAL INC

LG & E ENERGY                      COMMON STOCK    501917108   14,800  619,900  SH         SOLE              619,900
CORP

NABISCO HLDGS                      CL A            629526104   16,538  315,000  SH         SOLE              315,000
CORP

OCULAR                             COMMON STOCK    675744106    1,932  164,400  SH         SOLE              164,400
SCIENCES INC

RELIASTAR FINL                     COMMON STOCK    75952U103   33,214  633,400  SH         SOLE              633,400
CORP COM

TELEGLOBE INC                      COMMON STOCK    87941V100    6,319  300,000  SH         SOLE              300,000


UNION CARBIDE                      COMMON STOCK    905581104    7,235  146,160  SH         SOLE              146,160
CORP
